Commitments and contingencies - Income tax declaration for 2014 (Details)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2018 USD ($)
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized		$ 1,100,000,000
Contingent liability	S/ 43,462,000	$ 11,993,000
SUNAT | Tax year 2014 [Member] | Open tax procedure
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized			S/ 94,898,000	$ 26,186,000